Long-term Debt	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Long-term Debt

Note 6. Long-term Debt

	May 31, 2013	November 30, 2012
	(In millions)
Term loan, bearing interest at variable rates (rate of 3.70% as of May 31, 2013), payable in quarterly installments of $0.6 million plus interest, maturing in November 2016	$46.3	$47.5

Total senior debt	46.3	47.5

Senior secured notes, bearing interest at 7.125% per annum, interest payments due in March and September, maturing in March 2021	460.0	—

Total senior secured notes	460.0	—

Convertible subordinated debentures, bearing interest at 2.25% per annum, interest payments due in May and November, maturing in November 2024	0.2	0.2
Convertible subordinated debentures, bearing interest at 4.0625% per annum, interest payments due in June and December, maturing in December 2034	200.0	200.0

Total convertible subordinated notes	200.2	200.2

Capital lease, payable in monthly installments, maturing in March 2017	0.9	1.0

Total other debt	0.9	1.0

Total debt	707.4	248.7
Less: Amounts due within one year	(2.8)	(2.7)

Total long-term debt	$704.6	$246.0

Senior Credit Facility

On November 18, 2011, the Company entered into the senior credit facility (the “Senior Credit Facility”) with the lenders identified therein and Wells Fargo Bank, National Association, as administrative agent, which replaced the Company’s prior credit facility.

On May 30, 2012, the Company, along with Aerojet as guarantor, executed an amendment (the “First Amendment”) to the Senior Credit Facility with the lenders identified therein, and Wells Fargo Bank, National Association, as administrative agent. The First Amendment, among other things, (1) provided for an incremental facility of up to $50.0 million through additional borrowings under the term loan facility and/or increases under the revolving credit facility (2) provided greater flexibility with respect to the Company’s ability to incur indebtedness to support permitted acquisitions, and (3) increased the aggregate limitation on sale leasebacks from $20.0 million to $30.0 million during the term of the Senior Credit Facility.

On August 16, 2012, the Company, along with Aerojet as guarantor, executed an amendment (the “Second Amendment”) to the Senior Credit Facility with the lenders identified therein, and Wells Fargo Bank, National Association, as administrative agent. The Second Amendment, among other things, (1) allowed for the incurrence of up to $510 million of second lien indebtedness in connection with the Acquisition, and (2) provided for a new delayed draw term loan in an amount of up to $50 million in connection with the Acquisition or, in certain circumstances, for general corporate purposes.

On January 14, 2013, the Company, along with Aerojet as guarantor, executed an amendment (the “Third Amendment”) to the Senior Credit Facility with the lenders identified therein, and Wells Fargo Bank, National Association, as administrative agent. The Third Amendment, among other things, allowed for the 7 1/8% Notes to be secured by a first priority security interest in the escrow account into which the proceeds of the 7 1/8% Notes offering were deposited pending the consummation of the Acquisition.

In connection with the consummation of the Acquisition, GenCorp added Pratt & Whitney Rocketdyne, Inc. (“PWR”), Arde, Inc. (“Arde”) and Arde-Barinco, Inc. (“Arde-Barinco”) as subsidiary guarantors under its senior credit facility pursuant to that certain Joinder Agreement, dated as of June 14, 2013, by and among PWR, Arde, Arde-Barinco, GenCorp and Wells Fargo Bank, National Association, as administrative agent. In connection with the consummation of the Acquisition, the name of Aerojet-General Corporation was changed to Aerojet Rocketdyne, Inc.

The Senior Credit Facility, as amended, provides for credit of up to $300.0 million in aggregate principal amount of senior secured financing, consisting of:

•	a 5-year $50.0 million term loan facility;

•	a 5-year $150.0 million revolving credit facility;

•	a committed delayed draw term loan facility of $50.0 million under which the Company is entitled to draw, subject to certain conditions, up through August 9, 2013; and

•

an incremental uncommitted facility under which the Company is entitled to incur, subject to certain conditions, up to $50.0 million of additional borrowings under the term loan facility and/or increases under the revolving credit facility.

The revolving credit facility includes a $100.0 million sublimit for the issuance of letters of credit and a $5.0 million sublimit for swingline loans. The term loan facility amortizes in quarterly installments at a rate of 5.0% of the original principal amount per annum, with the balance due on the maturity date. Outstanding indebtedness under the Senior Credit Facility may be voluntarily prepaid at any time, in whole or in part, in general without premium or penalty (subject to customary breakage costs).

As of May 31, 2013, the Company had $44.8 million outstanding letters of credit under the $100.0 million subfacility for standby letters of credit and had $46.3 million outstanding under the term loan facility.

In general, borrowings under the Senior Credit Facility bear interest at a rate equal to the LIBOR plus 350 basis points (subject to downward adjustment), or the base rate as it is defined in the credit agreement governing the Senior Credit Facility plus 250 basis points (subject to downward adjustment). In addition, the Company is charged a commitment fee of 50 basis points per annum on unused amounts of the revolving credit facility and 350 basis points per annum (subject to downward adjustment), along with a fronting fee of 25 basis points per annum, on the undrawn amount of all outstanding letters of credit.

Aerojet, PWR, Arde and Arde-Barinco guarantee the payment obligations under the Senior Credit Facility. All obligations under the Senior Credit Facility are further secured by (i) all equity interests owned or held by the loan parties, including interests in the Company’s Easton subsidiary and 66% of the voting stock (and 100% of the non-voting stock) of all present and future first-tier foreign subsidiaries of the loan parties; (ii) substantially all of the tangible and intangible personal property and assets of the loan parties; and (iii) certain real property owned by the loan parties located in Orange, Virginia and Redmond, Washington. Except for certain real property located in Canoga Park, California acquired in connection with the consummation of the Acquisition, the Company’s real property located in California, including the real estate holdings of Easton, are excluded from collateralization under the Senior Credit Facility.

The Company is subject to certain limitations including the ability to incur additional debt, make certain investments and acquisitions, and make certain restricted payments, including stock repurchases and dividends. The Senior Credit Facility includes events of default usual and customary for facilities of this nature, the occurrence of which could lead to an acceleration of the Company’s obligations thereunder. Additionally, the Senior Credit Facility includes certain financial covenants, including that the Borrower maintain (i) a maximum total leverage ratio of 3.50 to 1.00 (subject to upward adjustment in certain cases), calculated net of cash up to a maximum of $100.0 million; and (ii) a minimum interest coverage ratio of 2.40 to 1.00.

Financial Covenant	Actual Ratios as of May 31, 2013	Required Ratios
Interest coverage ratio, as defined under the Senior Credit Facility	4.11 to 1.00	Not less than: 2.4 to 1.00
Leverage ratio, as defined under the Senior Credit Facility	1.21 to 1.00	Not greater than: 3.5 to 1.00

The Company was in compliance with its financial and non-financial covenants as of May 31, 2013.

7.125% Second-Priority Senior Secured Notes

On January 28, 2013, the Company issued $460.0 million in aggregate principal amount of its 7 1/8% Notes. The 7 1/8% Notes were sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) and outside the U.S. in accordance with Regulation S under the Securities Act. The 7 1/8% Notes mature on March 15, 2021, subject to early redemption described below. The 7 1/8% Notes pay interest semi-annually in cash in arrears on March 15, and September 15, of each year, beginning on March 15, 2013.

The gross proceeds from the sale of the 7 1/8% Notes (after deducting underwriting discounts), plus an amount sufficient to fund a Special Mandatory Redemption (as defined below), including accrued interest on the 7 1/8% Notes, were deposited into escrow pending the consummation of the acquisition of the Rocketdyne Business pursuant to an escrow agreement (the “Escrow Agreement”) by and among the Company and U.S. Bank National Association, as trustee for the 7 1/8% Notes, as escrow agent and as bank and securities intermediary. Pursuant to the Escrow Agreement, the Company continued to deposit accrued interest on the 7 1/8% Notes on a monthly basis until the satisfaction of the conditions to release the proceeds from escrow. On June 14, 2013, the conditions to release the proceeds from escrow were satisfied and escrow funds were released in connection with the consummation of the Acquisition.

The 7 1/8% Notes are redeemable at the Company’s option, in whole or in part, at any time prior to March 15, 2016 at a price equal to 100% of the principal amount, plus any accrued and unpaid interest to the date of redemption, plus an applicable premium (as defined in the 7 1/8% Notes indenture). Thereafter, the Company may redeem the 7 1/8% Notes, at any time on or after March 15, 2016, at redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest and additional interest, if any, thereon, to the applicable redemption date, if redeemed during the twelve-month period beginning March 15 of the years indicated below:

Year	Redemption Price
2016	105.344%
2017	103.563%
2018	101.781%
2019 and thereafter	100.000%

In addition, before March 15, 2016, the Company may redeem up to 35% of the original aggregate principal amount of the 7 1/8% Notes at a redemption price equal to 107.125% of the aggregate principal amount of the 7 1/8% Notes, plus accrued interest, with the proceeds from certain types of public equity offerings.

The 7 1/8% Notes are guaranteed by Aerojet, PWR, Arde, and Arde-Barinco. As of June 14, 2013, the 7 1/8% Notes are fully and unconditionally guaranteed on a second-priority senior secured basis by each of the Company’s existing and future subsidiaries that guarantee its obligations under the Company’s existing Senior Credit Facility. As of June 14, 2013, the 7 1/8% Notes are secured on a second-priority basis by the assets (other than real property) that secure the Company’s and its guarantors’ obligations under the Senior Credit Facility, subject to certain exceptions and permitted liens.

Upon the occurrence of a change of control (as defined in the 7 1/8% Notes indenture), if the Company has not previously exercised its right to redeem all of the outstanding 7 1/8% Notes pursuant to the Special Mandatory Redemption or an optional redemption as described in the indenture, the Company must offer to repurchase the 7 1/8% Notes at 101% of the principal amount of the 7 1/8% Notes, plus accrued and unpaid interest to the date of repurchase.

The 7 1/8% Notes indenture contains certain covenants limiting the Company’s ability and the ability of its restricted subsidiaries (as defined in the 7 1/8% Notes indenture) to, subject to certain exceptions and qualifications: (i) incur additional indebtedness; (ii) pay dividends or make other distributions on, redeem or repurchase, capital stock; (iii) make investments or other restricted payments; (iv) create or incur certain liens; (v) incur restrictions on the payment of dividends or other distributions from its restricted subsidiaries; (vi) enter into transactions with affiliates; (vii) sell assets; or (viii) effect a consolidation or merger.

The 7 1/8% Notes indenture also contains customary events of default, including, among other things, failure to pay interest, failure to comply with certain repurchase provisions, breach of certain covenants, failure to pay at maturity or acceleration of other indebtedness, failure to pay certain judgments, and certain events of insolvency or bankruptcy. Generally, if any event of default occurs, the 7 1/8% Notes trustee or the holders of at least 25% in principal amount of the 7 1/8% Notes may declare the 7 1/8% Notes due and payable by providing notice to the Company. In case of default arising from certain events of bankruptcy or insolvency, the 7 1/8% Notes will become immediately due and payable.

In connection with the issuance of the 7 1/8% Notes, the Company entered into a registration rights agreement dated as of January 28, 2013 (the “Registration Rights Agreement”), by and among the Company, Aerojet, as guarantor, and Morgan Stanley & Co. LLC, Citigroup Global Markets Inc., Wells Fargo Securities, LLC and SunTrust Robinson Humphrey, Inc., as initial purchasers of the 7 1/8% Notes. Pursuant to the Registration Rights Agreement, the Company has agreed to: (i) file a registration statement within 180 days after January 28, 2013, with respect to an offer to exchange the 7 1/8% Notes for freely tradable notes that have substantially identical terms as the 7 1/8% Notes and are registered under the Securities Act; (ii) use reasonable best efforts to cause such registration statement to become effective within 270 days after January 28, 2013; (iii) use reasonable best efforts to consummate the exchange offer within 300 days after January 28, 2013; and (iv) file a shelf registration statement for the resale of the 7 1/8% Notes if the Company cannot effect an exchange offer within the time periods listed above and in certain other circumstances. If the Company does not comply with its registration obligations under the Registration Rights Agreement (each, a “Registration Default”), the annual interest rate on the 7 1/8% Notes will increase by 0.25% per annum and thereafter by an additional 0.25% per annum for any subsequent 90-day period during which a Registration Default continues, up to a maximum additional interest rate of 1.0% per annum. If the Company corrects the Registration Default, the interest rate on the 7 1/8% Notes will revert immediately to the original rate. In connection with the consummation of the Acquisition, PWR, Arde, and Arde-Barinco became guarantors under the Registration Rights Agreement.

The Company used the net proceeds of the 7 1/8% Notes offering to acquire the Rocketdyne Business, and to pay related fees and expenses.

2 1/4% Convertible Subordinated Debentures

As of May 31, 2013, the Company had $0.2 million outstanding principal amount of its 2 1/4% Debentures.

4.0625% Convertible Subordinated Debentures

In December 2009, the Company issued $200.0 million in aggregate principal amount of 4 1/16% Debentures in a private placement to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. The 4 1/16% Debentures mature on December 31, 2039, subject to earlier redemption, repurchase, or conversion. Interest on the 4 1/16% Debentures accrues at 4.0625% per annum and is payable semiannually in arrears on June 30 and December 31 of each year, beginning June 30, 2010 (or if any such day is not a business day, payable on the following business day), and the Company may elect to pay interest in cash or, generally on any interest payment that is at least one year after the original issuance date of the 4 1/16% Debentures, in shares of the Company’s common stock or a combination of cash and shares of the Company’s common stock, at the Company’s option, subject to certain conditions.

The 4 1/16% Debentures are general unsecured obligations of the Company and rank equal in right of payment to all of the Company’s other existing and future unsecured subordinated indebtedness, including the 2 1/4% Debentures. The 4 1/16% Debentures rank junior in right of payment to all of the Company’s existing and future senior indebtedness, including all of its obligations under its Senior Credit Facility and all of its existing and future senior subordinated indebtedness. In addition, the 4 1/16% Debentures are effectively subordinated to any of the Company’s collateralized debt, to the extent of such collateral, and to any and all debt and liabilities including trade debt of its subsidiaries.

Each holder of the 4 1/16% Debentures may convert its 4 1/16% Debentures into shares of the Company’s common stock at a conversion rate of 111.0926 shares per $1,000 principal amount, representing a conversion price of approximately $9.00 per share, subject to adjustment. In addition, if the holders elect to convert their 4 1/16% Debentures in connection with the occurrence of certain fundamental changes to the Company as described in the indenture, the holders will be entitled to receive additional shares of common stock upon conversion in some circumstances. Upon any conversion of the 4 1/16% Debentures, subject to certain exceptions, the holders will not receive any cash payment representing accrued and unpaid interest.

The Company may at any time redeem any 4 1/16% Debentures for cash (except as described below with respect to any make-whole premium that may be payable) if the last reported sales price of the Company’s common stock has been at least 150% of the conversion price then in effect for at least twenty (20) trading days during any thirty (30) consecutive trading day period ending within five (5) trading days prior to the date on which the Company provides the notice of redemption.

The Company may redeem the 4 1/16% Debentures either in whole or in part at a redemption price equal to (i) 100% of the principal amount of the 4 1/16% Debentures to be redeemed, plus (ii) accrued and unpaid interest, if any, up to, but excluding, the redemption date, plus (iii) if the Company redeems the 4 1/16% Debentures prior to December 31, 2014, a “make-whole premium” equal to the present value of the remaining scheduled payments of interest that would have been made on the 4 1/16% Debentures to be redeemed had such 4 1/16% Debentures remained outstanding from the redemption date to December 31, 2014. Any make-whole premium is payable in cash, shares of the Company’s common stock or a combination of cash and shares, at the Company’s option, subject to certain conditions.

Each holder may require the Company to repurchase all or part of its 4 1/16% Debentures on December 31, 2014, 2019, 2024, 2029 and 2034 (each, an “optional repurchase date”) at an optional repurchase price equal to (1) 100% of their principal amount, plus (2) accrued and unpaid interest, if any, up to, but excluding, the date of repurchase. The Company may elect to pay the optional repurchase price in cash, shares of the Company’s common stock, or a combination of cash and shares of the Company’s common stock, at the Company’s option, subject to certain conditions.

If a fundamental change to the Company, as described in the indenture governing the 4 1/16% Debentures, occurs prior to maturity, each holder will have the right to require the Company to purchase all or part of its 4 1/16% Debentures for cash at a repurchase price equal to 100% of their principal amount, plus accrued and unpaid interest, if any, up to, but excluding, the repurchase date.

If the Company elects to deliver shares of its common stock as all or part of any interest payment, any make-whole premium or any optional repurchase price, such shares will be valued at the product of (x) the price per share of the Company’s common stock determined during: (i) in the case of any interest payment, the twenty (20) consecutive trading days ending on the second trading day immediately preceding the record date for such interest payment; (ii) in the case of any make-whole premium payable as part of the redemption price, the twenty (20) consecutive trading days ending on the second trading day immediately preceding the redemption date; and (iii) in the case of any optional repurchase price, the forty (40) consecutive trading days ending on the second trading day immediately preceding the optional repurchase date; (in each case, the “averaging period” with respect to such date) using the sum of the daily price fractions (where “daily price fraction” means, for each trading day during the relevant averaging period, 5% in the case of any interest payment or any make-whole premium or 2.5% in the case of any optional repurchase, multiplied by the daily volume weighted average price per share of the Company’s common stock for such day), multiplied by (y) 97.5%. The Company will notify holders at least five (5) business days prior to the start of the relevant averaging period of the extent to which the Company will pay any portion of the related payment using shares of common stock.

Effective December 21, 2010, in accordance with the terms of the indenture, the restrictive legend on the 4 1/16% Debentures was removed and the 4 1/16% Debentures are freely tradable pursuant to Rule 144 under the Securities Act of 1933 without volume restrictions by any holder that is not an affiliate of the Company at the time of sale and has not been an affiliate during the preceding three months.

Issuance of the 4 1/16% Debentures generated net proceeds of $194.1 million, which were used to repurchase long-term debt and other debt related costs.

Note 5.	Long-Term Debt (see Note 15)

	As of November 30,
	2012	2011
	(In millions)
Senior debt	$47.5	$50.0
Senior subordinated notes	—	75.0
Convertible subordinated notes	200.2	200.2
Other debt	1.0	1.2

Total debt, carrying amount	248.7	326.4
Less: Amounts due within one year
Senior debt	2.5	2.5
Other debt	0.2	0.3

Total long-term debt, carrying amount	$246.0	$323.6

As of November 30, 2012, the Company’s annual fiscal year debt contractual principal maturities are summarized as follows:

	Total	2013	2014	2015	2016	2017
	(In millions)
Term loan	$47.5	$2.5	$2.5	$2.5	$40.0	$—
4 1/16% Debentures	200.0	—	—	200.0	—	—
2 1/4% Debentures	0.2	—	0.2	—	—	—
Other debt	1.0	0.2	0.2	0.2	0.3	0.1

Total debt	$248.7	$2.7	$2.9	$202.7	$40.3	$0.1

a.	Senior Debt:

	As of November 30,
	2012	2011
	(In millions)
Term loan, bearing interest at variable rates (rate of 3.71% as of November 30, 2012), payable in quarterly installments of $0.6 million plus interest, maturing in November 2016	$47.5	$50.0

Senior Credit Facility

On August 16, 2012, the Company, with its wholly-owned subsidiary Aerojet as guarantor, executed an amendment (the “Second Amendment”) to the Second Amended and Restated Credit Agreement, as amended, (the “Senior Credit Facility”) with the lenders identified therein, and Wells Fargo Bank, National Association, as administrative agent. On May 30, 2012, the Company, with its wholly-owned subsidiary Aerojet as guarantor, executed an amendment (the “First Amendment”) to the Senior Credit Facility with the lenders identified therein, and Wells Fargo Bank, National Association, as administrative agent.

The Second Amendment, among other things, (1) allows for the incurrence of up to $510 million of second lien indebtedness in connection with the acquisition by the Company of the business of UTC’s Pratt & Whitney Rocketdyne division pursuant to the terms of that certain Stock and Asset Purchase Agreement by and between UTC and the Company dated as of July 22, 2012, and (2) allows for a delayed draw term loan to the Company in an amount of up to $50 million in connection with the Acquisition or, in certain circumstances, for general corporate purposes.

The First Amendment, among other things, (i) increases the amount available under the Senior Credit Facility from (a) a revolving credit facility in an aggregate principal amount of up to $150.0 million (with a $100.0 million subfacility for standby letters of credit and a $5.0 million subfacility for swingline loans) and (b) a term loan facility in an aggregate principal amount of up to $50.0 million by $50.0 million through a combination of increased borrowings under the revolving credit facility and/or one or more term loans, (ii) increases certain restricted payment limits from (a) $25.0 million in any 12 month calculation period and $50.0 million during the term of the Senior Credit Facility to $75.0 million and $125.0 million, respectively and (b) following an Approved Issuance, as defined in the Senior Credit Facility, from $50.0 million in any 12 month calculation period and $100 million during the term of the Senior Credit Facility to $75.0 million and $125.0 million, respectively, (iii) provides greater flexibility with respect to the Company’s ability to incur indebtedness to support permitted acquisitions, and (iv) increases the aggregate limitation on sale leasebacks from $20.0 million to $30.0 million during the term of the Senior Credit Facility. The term loan facility will amortize at a rate of 5.0% of the original principal amount per annum to be paid in equal quarterly installments with any remaining amounts due on the maturity date. Outstanding indebtedness under the Senior Credit Facility may be voluntarily prepaid at any time, in whole or in part, in general without premium or penalty.

As of November 30, 2012, the Company had $44.8 million outstanding letters of credit under the $100.0 million subfacility for standby letters of credit and had $47.5 million outstanding under the term loan facility.

In general, borrowings under the Senior Credit Facility bear interest at a rate equal to the LIBOR plus 350 basis points (subject to downward adjustment), or the base rate as it is defined in the credit agreement governing the Senior Credit Facility. In addition, the Company is charged a commitment fee of 50 basis points per annum on unused amounts of the revolving credit facility and 350 basis points per annum (subject to downward adjustment), along with a fronting fee of 25 basis points per annum, on the undrawn amount of all outstanding letters of credit.

Aerojet guarantees the payment obligations under the Senior Credit Facility. Any borrowings are further secured by (i) all equity interests owned or held by the loan parties, including interests in the Company’s Aerojet and Easton subsidiaries and 66% of the voting stock (and 100% of the non-voting stock) of all present and future first-tier foreign subsidiaries of the loan parties; (ii) substantially all of the tangible and intangible personal property and assets of the loan parties; and (iii) certain real property owned by the loan parties located in Orange, Virginia and Redmond, Washington. All of the Company’s real property located in California, including the real estate holdings of Easton, are excluded from collateralization under the Senior Credit Facility.

The Company is subject to certain limitations including the ability to incur additional debt, make certain investments and acquisitions, and make certain restricted payments, including stock repurchases and dividends. The Senior Credit Facility includes events of default usual and customary for facilities of this nature, the occurrence of which could lead to an acceleration of the obligations thereunder. Additionally, the Senior Credit Facility includes certain financial covenants, including that the Company maintain (i) a maximum total leverage ratio of 3.50 to 1.00 (subject to upward adjustment in certain cases), calculated net of cash up to a maximum of $100.0 million; and (ii) a minimum interest coverage ratio of 2.40 to 1.00.

Financial Covenant	Actual Ratios as of November 30, 2012	Required Ratios
Interest coverage ratio, as defined under the Senior Credit Facility	6.05 to 1.00	Not less than: 2.40 to 1.00
Leverage ratio, as defined under the Senior Credit Facility	1.30 to 1.00	Not greater than: 3.50 to 1.00

The Company was in compliance with its financial and non-financial covenants as of November 30, 2012.

b.	Senior Subordinated Notes:

	As of November 30,
	2012	2011
	(In millions)
Senior subordinated notes, bearing interest at 9.50% per annum, redeemed May 2012	$—	$75.0

9 1/2 % Senior Subordinated Notes

During fiscal 2012, the Company redeemed $75.0 million of its 9 1/2% Notes at a redemption price of 100% of the principal amount.

c.	Convertible Subordinated Notes:

	As of November 30,
	2012	2011
	(In millions)
Convertible subordinated debentures, bearing interest at 2.25% per annum, interest payments due in May and November, maturing in November 2024	$0.2	$0.2
Convertible subordinated debentures, bearing interest at 4.0625% per annum, interest payments due in June and December, maturing in December 2039	200.0	200.0

Total convertible subordinated notes	$200.2	$200.2

2 1/4%  Convertible Subordinated Debentures

As of November 30, 2012 and 2011, the Company had $0.2 million outstanding principal amount of its 2 1/4% Debentures.

The initial carrying value of the liability component at issuance of the 2 1/4% Debentures was the present value of its cash flows using a discount rate of 8.86%. The carrying value of the liability component was determined to be $97.5 million. The equity component, or debt discount, of the 2 1/4% Debentures was determined to be $48.9 million. The debt discount was amortized as a non-cash charge to interest expense over the period from the issuance date through November 20, 2011 which was the date holders required the Company to repurchase substantially all of the 2 1/4% Debentures.

The $4.9 million of costs incurred in connection with the issuance of the 2 1/4%  Debentures were capitalized and bifurcated into deferred financing costs of $3.3 million and equity issuance costs of $1.6 million. The deferred financing costs were being amortized to interest expense from the issuance date through November 20, 2011.

The following table presents the carrying amounts of the liability and equity components as of November 30, 2012 and 2011 (in millions):

Carrying amount of equity component, net of equity issuance costs	$44.1

Principal amount of 2 1/4% Debentures	$0.2
Unamortized debt discount	—

Carrying amount of liability component	$0.2

The following table presents the interest expense components for the 2 1/4% Debentures:

	Year Ended
	2011	2010
	(In millions)
Interest expense-contractual interest	$1.3	$2.6
Interest expense-amortization of debt discount	3.5	6.7
Interest expense-amortization of deferred financing costs	0.3	0.7
Effective interest rate	8.9%	8.9%

4 1/16% Convertible Subordinated Debentures

In December 2009, the Company issued $200.0 million in aggregate principal amount of 4 1/16% Debentures in a private placement to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. The 4 1/16% Debentures mature on December 31, 2039, subject to earlier redemption, repurchase, or conversion. Interest on the 4 1/16% Debentures accrues at 4.0625% per annum and is payable semiannually in arrears on June 30 and December 31 of each year, beginning June 30, 2010 (or if any such day is not a business day, payable on the following business day), and the Company may elect to pay interest in cash or, generally on any interest payment that is at least one year after the original issuance date of the 4 1/16% Debentures, in shares of the Company’s common stock or a combination of cash and shares of the Company’s common stock, at the Company’s option, subject to certain conditions.

The 4 1/16% Debentures are general unsecured obligations of the Company and rank equal in right of payment to all of the Company’s other existing and future unsecured subordinated indebtedness, including the 2 1/4% Debentures. The 4 1/16% Debentures rank junior in right of payment to all of the Company’s existing and future senior indebtedness, including all of its obligations under its Senior Credit Facility and all of its existing and future senior subordinated indebtedness. In addition, the 4 1/16% Debentures are effectively subordinated to any of the Company’s collateralized debt, to the extent of such collateral, and to any and all debt and liabilities including trade debt of its subsidiaries.

Each holder of the 4 1/16% Debentures may convert its 4 1/16% Debentures into shares of the Company’s common stock at a conversion rate of 111.0926 shares per $1,000 principal amount, representing a conversion price of approximately $9.00 per share, subject to adjustment. In addition, if the holders elect to convert their 4 1/16% Debentures in connection with the occurrence of certain fundamental changes to the Company as described in the indenture, the holders will be entitled to receive additional shares of common stock upon conversion in some circumstances. Upon any conversion of the 4 1/16% Debentures, subject to certain exceptions, the holders will not receive any cash payment representing accrued and unpaid interest.

The Company may at any time redeem any 4 1/16% Debentures for cash (except as described below with respect to any make-whole premium that may be payable) if the last reported sale price of the Company’s common stock has been at least 150% of the conversion price then in effect for at least twenty (20) trading days during any thirty (30) consecutive trading day period ending within five (5) trading days prior to the date on which the Company provides the notice of redemption.

The Company may redeem the 4 1/16% Debentures either in whole or in part at a redemption price equal to (i) 100% of the principal amount of the 4 1/16% Debentures to be redeemed, plus (ii) accrued and unpaid interest, if any, up to, but excluding, the redemption date, plus (iii) if the Company redeems the 4 1/16% Debentures prior to December 31, 2014, a make-whole premium equal to the present value of the remaining scheduled payments of interest that would have been made on the 4 1/16% Debentures to be redeemed had such 4 1/16% Debentures remained outstanding from the redemption date to December 31, 2014. Any make-whole premium is payable in cash, shares of the Company’s common stock or a combination of cash and shares, at the Company’s option, subject to certain conditions.

Each holder may require the Company to repurchase all or part of its 4 1/16% Debentures on December 31, 2014, 2019, 2024, 2029 and 2034 (each, an “optional repurchase date”) at an optional repurchase price equal to (1) 100% of their principal amount plus (2) accrued and unpaid interest, if any, up to, but excluding, the date of repurchase. The Company may elect to pay the optional repurchase price in cash, shares of the Company’s common stock, or a combination of cash and shares of the Company’s common stock, at the Company’s option, subject to certain conditions.

If a fundamental change to the Company, as described in the indenture governing the 4 1/16% Debentures, occurs prior to maturity, each holder will have the right to require the Company to purchase all or part of its 4 1/16% Debentures for cash at a repurchase price equal to 100% of their principal amount, plus accrued and unpaid interest, if any, up to, but excluding, the repurchase date.

If the Company elects to deliver shares of its common stock as all or part of any interest payment, any make-whole premium or any optional repurchase price, such shares will be valued at the product of (x) the price per share of the Company’s common stock determined during: (i) in the case of any interest payment, the twenty (20) consecutive trading days ending on the second trading day immediately preceding the record date for such interest payment; (ii) in the case of any make-whole premium payable as part of the redemption price, the twenty (20) consecutive trading days ending on the second trading day immediately preceding the redemption date; and (iii) in the case of any optional repurchase price, the forty (40) consecutive trading days ending on the second trading day immediately preceding the optional repurchase date; (in each case, the “averaging period” with respect to such date) using the sum of the daily price fractions (where “daily price fraction” means, for each trading day during the relevant averaging period, 5% in the case of any interest payment or any make-whole premium or 2.5% in the case of any optional repurchase, multiplied by the daily volume weighted average price per share of the Company’s common stock for such day), multiplied by (y) 97.5%. The Company will notify holders at least five (5) business days prior to the start of the relevant averaging period of the extent to which the Company will pay any portion of the related payment using shares of common stock.

Effective December 21, 2010, in accordance with the terms of the indenture, the restrictive legend on the 4 1/16% Debentures was removed and the 4 1/16% Debentures are freely tradable pursuant to Rule 144 under the Securities Act of 1933 without volume restrictions by any holder that is not an affiliate of the Company at the time of sale and has not been an affiliate during the preceding three months.

Issuance of the 4 1/16% Debentures generated net proceeds of $194.1 million, which were used to repurchase long-term debt and other debt related costs.

d.	Other Debt:

	As of November 30,
	2012	2011
	(In millions)
Capital lease, payable in monthly installments, maturing in March 2017	$1.0	$1.2

Total other debt	$1.0	$1.2